ADMINISTRATIVE AND GENERAL EXPENSES: (Tables)	12 Months Ended
Dec. 31, 2021
ADMINISTRATIVE AND GENERAL EXPENSES:
Schedule of administrative and general expenses

	For the year ended
	31.12.2021	31.12.2020
Salaries and related expenses	1,618	1,020
Depreciation and overheads	2,087	1,555
Other expenses	50	37
Total	3,755	2,612